Consolidated Statements of (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Time charter revenues (note 14b)	$ 155,591	$ 157,595	$ 140,529
Net pool revenues (note 14b and 14e)	48,158	74,587	117,578
Voyage charter revenues		2,871	6,202
Interest income from investment in term loans (note 5)	11,323	5,297
Total revenues	215,072	240,350	264,309
OPERATING EXPENSES
Voyage expenses (note 14b and 14e)	3,449	5,301	7,503
Vessel operating expenses (notes 14b and 14c)	84,089	81,650	79,460
Time-charter hire expense	4,046
Depreciation and amortization	74,482	77,317	76,201
General and administrative (notes 14b and 14d)	16,125	16,620	19,875
Vessel impairments and net loss on sale of vessels (note 18)	58,034	1,864
Goodwill impairment charge (note 7)	19,294
Total operating expenses	259,519	182,752	183,039
(Loss) income from operations	(44,447)	57,598	81,270
OTHER ITEMS
Interest expense (note 14b)	(40,539)	(51,140)	(36,215)
Interest income	71	100	70
Realized and unrealized (loss) gain on derivative instruments (note 10)	(27,783)	(28,684)	11,958
Other expenses (note 11)	(377)	(1,016)	(1,623)
Total other items	(68,628)	(80,740)	(25,810)
Net (loss) income	$ (113,075)	$ (23,142)	$ 55,460
Per common share amounts:
• Basic and diluted (loss) earnings (note 17)	$ (0.15)	$ 0.37	$ 1.28
• Cash dividends declared	$ 0.83	$ 1.28	$ 1.86
Weighted-average number of Class A and Class B common shares outstanding
• Basic and diluted (note 17)	60,770,525	42,330,038	28,643,836